STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
STOCK COMPENSATION PLANS [Abstract]
Weighted-average fair value of options granted and the weighted-average assumptions used in the Black Scholes Merton option pricing model for such grants
The weighted-average fair value of options granted during the past three years and the weighted-average assumptions used in the Black-Scholes-Merton option-pricing model for such grants were as follows:

	2015	2014	2013
Fair value of options at grant date	$4.38	$3.91	$3.73
Dividend yield[1]	3.1%	2.7%	2.8%
Expected volatility[2]	16.0%	16.0%	17.0%
Risk-free interest rate[3]	1.8%	1.6%	0.9%
Expected term of the option[4]	6 years	5 years	5 years

[1]	The dividend yield is the calculated yield on the Company's stock at the time of the grant.

[2]	Expected volatility is based on implied volatilities from traded options on the Company's stock, historical volatility of the Company's stock and other factors.

[3]	The risk-free interest rate for the period matching the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

[4]	The expected term of the option represents the period of time that options granted are expected to be outstanding and is derived by analyzing historical exercise behavior.

Stock option activity for all stock option plans
Stock option activity for all plans for the year ended December 31, 2015, was as follows:

	Shares (In millions)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2015	305	$31.60
Granted	13	41.89
Exercised	(44)	28.31
Forfeited/expired	(8)	36.53
Outstanding on December 31, 2015[1]	266	$32.51	5.55 years	$2,786
Expected to vest	264	$32.45	5.53 years	$2,775
Exercisable on December 31, 2015	178	$29.92	4.43 years	$2,317

[1]
Includes 1.0 million stock option replacement awards in connection with our acquisition of Old CCE's North America business in 2010. These options had a weighted-average exercise price of $16.26 and generally vest over 3 years and expire 10 years from the original date of grant.

Summary of information about performance share units based on the Target Award amounts in the performance share unit agreements
The following table summarizes information about performance share units based on the target award amounts in the performance share unit agreements:

	Performance Share Units (In thousands)	Weighted-Average Grant Date Fair Value
Outstanding on January 1, 2015	17,426	$31.59
Granted[1]	1,857	37.99
Canceled/forfeited	(7,087)	30.32
Outstanding on December 31, 2015[2]	12,196	$33.30

[1]
Includes 70 percent of the total 2015 award. The remaining 30 percent of the 2015 award contained metrics that cannot be fully defined until 2017; therefore, these awards are not considered granted until all of the metrics are established.

[2]	The outstanding performance share units as of December 31, 2015, at the threshold award and maximum award levels were 5.0 million and 20.9 million, respectively.

Summary of conversion of performance share units to restricted stock and restricted stock units
The following table summarizes information about performance share units that were previously converted to restricted stock or restricted stock units:

	Restricted Stock and Restricted Stock Units (In thousands)	Weighted-Average Grant Date Fair Value[1]
Nonvested on January 1, 2015[2]	130	$25.17
Vested and released	(130)	25.17
Nonvested on December 31, 2015	—	$—

[1]	The weighted-average grant date fair value is based on the fair values of the performance share units granted.

[2]	The nonvested restricted stock and stock units as of January 1, 2015 are presented at the performance share units' certified award level.